Summary of Significant Accounting Policies: Use of Estimates (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and in some cases the difference could be material.  Investment valuations, assets on deposit, embedded derivatives, deferred tax asset valuation reserves, and claim and policyholder benefit reserves are most affected by the use of estimates and assumptions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and in some cases the difference could be material.  Investment valuations, deferred tax asset valuation reserves, and claim and policyholder benefit reserves are most affected by the use of estimates and assumptions.